Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	51,282
Proposed Maximum Offering Price per Unit	8.32
Maximum Aggregate Offering Price	$ 426,666.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common shares that become issuable under the Flora Growth Corp. 2022 Incentive Compensation Plan, as amended on June 6, 2023, August 14, 2024 and June 30, 2025 (the "Plan"), by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. Represents common shares of the Registrant available for future issuance under the Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plan are based on the average of the high and the low price of the Registrant's common shares as reported on the Nasdaq Capital Market on November 12, 2025.